Benefits Plans (Net Periodic Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 444	$ 469
Expected return on plan assets	(463)	(375)
Amortization of net (gain) loss	63
Settlement loss	(164)
Net periodic postretirement cost	208	94
Valuation assumptions used to determine net periodic benefit cost for the year: Discount rate	4.40%	5.54%
Valuation assumptions used to determine net periodic benefit cost for the year: Long term rate of return on plan assets	8.00%	8.00%
SERP Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	21	29
Net periodic postretirement cost	$ 21	$ 29
Valuation assumptions used to determine net periodic benefit cost for the year: Discount rate	4.40%	5.54%